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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Chemicals: 8.3%
29,450		Air Products & Chemicals, Inc.	$2,442,289
13,500		Airgas, Inc.	624,375
8,000		CF Industries Holdings, Inc.	682,880
174,850		Dow Chemical Co.	4,857,333
11,950		Eastman Chemical Co.	718,434
37,250		Ecolab, Inc.	1,672,898
138,150		EI Du Pont de Nemours & Co.	4,777,227
11,900		FMC Corp.	666,281
243,871	@@	Incitec Pivot Ltd.	635,290
13,300		International Flavors & Fragrances, Inc.	541,576
83,500		Monsanto Co.	6,742,625
26,050		PPG Industries, Inc.	1,548,152
46,950		Praxair, Inc.	3,851,309
19,500		Sigma-Aldrich Corp.	1,040,130
			30,800,799
		Coal: 3.2%
39,990	@	Alpha Natural Resources, Inc.	1,479,630
69,172		Arch Coal, Inc.	1,442,928
50,000		Consol Energy, Inc.	2,296,000
47,650		Massey Energy Co.	1,794,499
109,472		Peabody Energy Corp.	4,867,125
			11,880,182
		Forest Products & Paper: 1.6%
154,341		International Paper Co.	3,927,978
28,300		MeadWestvaco Corp.	774,571
33,600		Weyerhaeuser Co.	1,308,384
			6,010,933
		Iron/Steel: 1.8%
19,050		AK Steel Holding Corp.	381,000
16,300		Allegheny Technologies, Inc.	554,689
35,824		Cliffs Natural Resources, Inc.	1,578,405
49,150		Nucor Corp.	2,084,452
44,665		United States Steel Corp.	1,994,739
			6,593,285
		Mining: 8.1%
236,649		Alcoa, Inc.	2,962,845
79,349	@, @@	Anglo American PLC ADR	1,704,417
9,451	@@	Anglogold Ashanti Ltd. ADR	416,222
85,365	@@	Barrick Gold Corp.	3,644,232
15,737	@@	BHP Billiton Ltd. ADR	1,184,996
45,142	@, @@	Eldorado Gold Corp. (Canadian Denominated Security)	600,952
92,520		Freeport-McMoRan Copper & Gold, Inc.	7,660,656
35,721	@@	Gold Fields Ltd. ADR	527,956
45,846	@@	GoldCorp, Inc.	1,925,532
26,595	@@	Harmony Gold Mining Co. Ltd.	296,079
81,465	@@	Kinross Gold Corp.	1,630,929
54,150		Newmont Mining Corp.	2,904,606
7,702	@@	Rio Tinto PLC ADR	1,571,978
53,208	@@	Teck Cominco Ltd. - Class B	1,852,703
17,950		Titanium Metals Corp.	175,372
20,000		Vulcan Materials Co.	969,600
			30,029,075
		Oil & Gas: 59.2%
96,882	@, @@	Advantage Oil & Gas Ltd.	554,451
98,650		Anadarko Petroleum Corp.	5,872,635
112,781		Apache Corp.	10,745,773
29,700	@	Atlas Energy, Inc.	763,290
221,204	@@	Australian Worldwide Exploration Ltd.	541,567
38,850		Cabot Oil & Gas Corp.	1,487,955
53,144	@@	Canadian Natural Resources Ltd.	3,568,088
147,500		Chesapeake Energy Corp.	3,528,200
437,276		Chevron Corp.	34,125,019
936,747	@@	China Petroleum & Chemical Corp.	781,643
35,018		Cimarex Energy Co.	1,640,243
317,336		ConocoPhillips	16,428,484
28,941	@@	Dana Petroleum PLC	585,610
86,700	@	Denbury Resources, Inc.	1,150,509
117,086		Devon Energy Corp.	7,885,742
19,700		Diamond Offshore Drilling	1,960,938
82,131	@@	EnCana Corp.	4,425,218
72,767		ENSCO International, Inc.	3,201,748
53,050		EOG Resources, Inc.	4,588,295
662,510		ExxonMobil Corp.	49,734,625
62,012		Frontier Oil Corp.	714,998
62,500		Hess Corp.	3,622,500
119	@@	Inpex Holdings, Inc.	925,013

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
21,600	@, @@	Lukoil-Spon ADR	$1,254,960
143,500		Marathon Oil Corp.	4,680,970
44,700		Murphy Oil Corp.	2,520,633
90,300	@, @@	Nabors Industries Ltd.	1,864,695
111,393	@@	Nexen, Inc.	2,640,014
40,850		Noble Energy, Inc.	2,665,463
160,720		Occidental Petroleum Corp.	12,984,568
93,792		Patterson-UTI Energy, Inc.	1,443,459
45,000		Pioneer Natural Resources Co.	1,860,750
42,650		Range Resources Corp.	2,010,095
53,150		Rowan Cos., Inc.	1,312,274
32,735	@@	Royal Dutch Shell PLC ADR - Class A	1,956,244
76,100	@	Southwestern Energy Co.	3,345,356
72,772	@@	Suncor Energy, Inc.	2,635,074
48,100		Sunoco, Inc.	1,212,120
165,640	@@	Talisman Energy, Inc.	2,892,074
75,800		Tesoro Corp.	968,724
17,935	@@	Total SA ADR	1,115,378
17,246	@	Transocean Ltd.	1,472,636
135,700		Valero Energy Corp.	2,156,273
186,307		XTO Energy, Inc.	7,906,869
			219,731,173
		Oil & Gas Services: 13.1%
70,900		Baker Hughes, Inc.	2,888,466
97,550		BJ Services Co.	1,831,989
57,117	@	Cal Dive International, Inc.	414,669
104,106	@	Cameron International Corp.	3,935,207
38,000	@	FMC Technologies, Inc.	2,069,860
281,288		Halliburton Co.	8,258,616
163,122		National Oilwell Varco, Inc.	7,017,508
295,728		Schlumberger Ltd.	18,894,062
121,632		Smith International, Inc.	3,305,958
			48,616,335
		Packaging & Containers: 0.9%
15,350		Ball Corp.	758,444
18,300		Bemis Co.	536,190
27,000	@	Owens-Illinois, Inc.	844,290
22,000	@	Pactiv Corp.	535,700
26,700		Sealed Air Corp.	595,143
			3,269,767
		Pipelines: 2.0%
191,150		El Paso Corp.	1,827,394
149,779		Spectra Energy Corp.	2,907,210
142,050		Williams Cos., Inc.	2,825,375
			7,559,979
		Trucking & Leasing: 0.2%
87,129	@	DryShips, Inc.	533,229
			533,229
		Total Common Stock (Cost $289,971,669)	365,024,757

No. of
Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 2.6%
75,904		Put Option OTC - Goldman Sachs & Co.
		Energy Select Sector Index
		Strike 312.46, exp 02/19/10	$816,196
75,879		Put Option OTC - Goldman Sachs & Co.
		Energy Select Sector Index
		Strike 314.25, exp 12/18/09	193,074
75,700		Put Option OTC - JPMorgan
		Energy Select Sector Index
		Strike 314.95, exp 01/15/10	549,582
181,657		Put Option OTC - Goldman Sachs & Co.
		Basic Industries Select Sector Index
		Strike 526.10, exp 12/18/09	662,975
172,070		Put Option OTC - Goldman Sachs & Co.
		Basic Industries Select Sector Index
		Strike 541.98, exp 02/19/10	3,848,518
169,700		Put Option OTC - JPMorgan
		Basic Industries Select Sector Index
		Strike 562.54, exp 01/15/10	3,690,975
		Total Purchased Options
		(Cost $15,970,438)	9,761,320
		Total Long-Term Investments
		(Cost $305,942,107)	374,786,077

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2009 (Unaudited) (continued)

No. of
Contracts				Value
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
2,211,000		ING Institutional Prime Money Market Fund - Class I		$2,211,000
		Total Short-Term Investments
		(Cost $2,211,000)		2,211,000
		Total Investments in Securities
		(Cost $308,153,107)*	101.6%	$376,997,077
		Other Assets and Liabilities - Net	(1.6)	(6,080,756)
		Net Assets	100.0%	$370,916,321

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $318,941,741.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$77,927,599
		Gross Unrealized Depreciation		(19,872,263)
		Net Unrealized Appreciation		$58,055,336

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2009
Asset Table
Investments, at value
Common Stock
Chemicals	$30,165,509	$635,290	$—	$30,800,799
Coal	11,880,182	—	—	11,880,182
Forest Products & Paper	6,010,933	—	—	6,010,933
Iron/Steel	6,593,285	—	—	6,593,285
Mining	28,028,579	2,000,496	—	30,029,075
Oil & Gas	216,897,340	2,833,833	—	219,731,173
Oil & Gas Services	48,616,335	—	—	48,616,335
Packaging & Containers	3,269,767	—	—	3,269,767
Pipelines	7,559,979	—	—	7,559,979
Trucking & Leasing	533,229	—	—	533,229
Total Common Stock	359,555,138	5,469,619	—	365,024,757
Positions In Purchased Options	—	—	9,761,320	9,761,320
Short-Term Investments	2,211,000	—	—	2,211,000
Total Investments, at value	$361,766,138	$5,469,619	$9,761,320	$376,997,077

Liabilities Table
Other Financial Instruments+:
Written options	—	—	(6,658,859)	(6,658,859)
Total Liabilities	$—	$—	$(6,658,859)	$(6,658,859)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Fund’s assets and liabilities during the period ended November 30, 2009:

	Beginning Balance					Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance at
	2/28/2009	Purchases	Issuances	Settlements	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2009
Asset Table
Investments, at value
Positions In Purchased Options	35,076,455	15,970,439			(4,414,785)	—	(30,229,905)	(6,640,884)	—	—	9,761,320
Total Investments, at value	$35,076,455	$15,970,439	$—	$—	$(4,414,785)	$—	$(30,229,905)	$(6,640,884)	$—	$—	$9,761,320

Liabilities Table
Other Financial Instruments+:
Written options	(2,820,514)	—	—	—	—	—	6,543,599	(3,723,085)	—	—	—
Total Liabilities	$(2,820,514)	$—	$—	$—	$—	$—	$6,543,599	$(3,723,085)	$—	$—	$—

As of November 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at year end and included in the change in net assets was $(4,031,815).

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description/Name of Issuer	Date	Price/Rate		Received	Value

159,066	Goldman Sachs & Co.	Basic Industries Select Sector Index	12/18/09	328.91	USD	$1,888,113	$(2,043,266)
361,313	Goldman Sachs & Co.	Energy Select Sector Index	12/18/09	570.50	USD	6,948,049	(4,615,593)

						$8,836,162	$(6,658,859)

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of November 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2009:

Derivatives Fair Value*
Equity contracts	$3,102,461
Total	$3,102,461

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2010